Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Due from related parties, long-term: The carrying amount of due from related parties, long-term reported in the balance sheet approximates its fair value.

Other long-term debt, net of deferred finance cost: The outstanding balance of the floating rate loans approximates its fair value, excluding the effect of any deferred finance cost.

Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$49,466	$49,466	$81,151	$81,151
Restricted cash	$2,598	$2,598	$5,307	$5,307
Ship mortgage notes and premium	$662,402	$548,274	$661,463	$572,214
Other long-term debt, net of deferred finance cost	$360,989	$365,717	$403,906	$407,687
Due from related parties, long-term	$54,218	$54,218	$54,593	$54,593

The Company’s assets measured at fair value on a non-recurring basis were:

Fair Value Measurements as of June 30, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investment in affiliates	$47,272	$47,272	$—	$—

As of June 30, 2018, the carrying amount of the investment in Navios Midstream was $104,736.

As of June 30, 2018, the market value of the investment in Navios Midstream was $47,272 and was determined with reference to the quoted price of the common units of $3.75 per unit, which ranged from a high of $10.32 per unit to a low of $3.29 per unit during the six months ended June 30, 2018. Management considers the volatility and decline in the market value of its investment in Navios Midstream to be temporary and no adjustment to the carrying value of our investment was deemed necessary as of June 30, 2018 as we have both the ability and intent to hold our investment in Navios Midstream.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2018.

	Fair Value Measurements at June 30, 2018 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$49,466	$49,466	$—	$—
Restricted cash	$2,598	$2,598	$—	$—
Ship mortgage notes and premium	$548,274	$548,274	$—	$—
Other long-term debt(1)	$365,717	$—	$365,717	$—
Due from related parties, long-term(2)	$54,218	$—	$54,218	$—

	Fair Value Measurements at December 31, 2017 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$81,151	$81,151	$—	$—
Restricted cash	$5,307	$5,307	$—	$—
Ship mortgage notes and premium	$572,214	$572,214	$—	$—
Other long-term debt(1)	$407,687	$—	$407,687	$—
Due from related parties, long-term(2)	$54,593	$—	$54,593	$—

(1)The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.